Schedule II - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule II - Condensed financial information of registrant
SCHEDULE II
CONDENSED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED BALANCE SHEETS – PARENT COMPANY ONLY
AT DECEMBER 31, 2015 AND 2014

(U.S. dollars in thousands)	2015	2014
ASSETS
Cash and cash equivalents	$11,557	$22,443
Amounts due from subsidiaries	33,417	—
Investments in subsidiaries on an equity basis	11,648,673	10,195,445
Other assets	2,748	3,017
Total assets	$11,696,395	$10,220,905
LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities:
Amounts due to subsidiaries	$—	$166,782
Accounts payable and accrued liabilities	19,316	20,372
Total liabilities	$19,316	$187,154
Commitments and Contingencies
Shareholders’ Equity:
Class A ordinary shares, 999,990,000 authorized, par value $0.01; issued and outstanding: (2015: 294,745,045; 2014: 255,182,955)	$2,947	$2,552
Additional paid in capital	8,910,167	7,359,102
Accumulated other comprehensive income	686,616	1,484,458
Retained earnings (deficit)	2,077,349	1,187,639
Total shareholders’ equity	$11,677,079	$10,033,751
Total liabilities and shareholders’ equity	$11,696,395	$10,220,905
See accompanying Notes to Condensed Financial Information of Registrant

XL GROUP PLC
SCHEDULE II
CONDENSED FINANCIAL INFORMATION OF REGISTRANT
STATEMENT OF INCOME AND COMPREHENSIVE INCOME – PARENT COMPANY ONLY
FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

(U.S. dollars in thousands)	2015	2014	2013
Net investment income	$169	$275	$24
Total revenues	$169	$275	$24
Operating expenses	$46,340	$9,646	$11,699
Foreign exchange (gains) losses	(345)	127	243
Interest expense	11	5	2
Total expenses	$46,006	$9,778	$11,944
Income (loss) before income tax	$(45,837)	$(9,503)	$(11,920)
Equity in net earnings (losses) of subsidiaries (dividends were: 2015: $764,277; 2014: $858,521; 2013: $617,719)	1,253,609	197,843	1,071,836
Provision for income tax	620	—	—
Net income (loss) attributable to ordinary shareholders	$1,207,152	$188,340	$1,059,916
Net income (loss)	$1,207,152	$188,340	$1,059,916
Change in net unrealized gains (losses) on investments - excluding Life Funds Withheld Assets, net of tax	(530,030)	434,051	(750,755)
Unrealized gains on held to maturity investment portfolio at time of transfer to available for sale, net of tax	—	424,861	—
Change in adjustments related to future policy benefit reserves, net of tax	170,688	(400,456)	(44,660)
Change in net unrealized gains (losses) on investments - Life Funds Withheld Assets, net of tax	(421,604)	274,083	—
Change in net unrealized gains (losses) on affiliate and investments, net of tax	(6,074)	35,143	26,637
Change in OTTI losses recognized in other comprehensive income, net of tax	18,545	13,143	32,181
Change in underfunded pension liability	(3,852)	(7,550)	7,653
Change in value of cash flow hedge	(200)	255	439
Foreign currency translation adjustments	(25,315)	(25,729)	(54,858)
Comprehensive income (loss)	$409,310	$936,141	$276,553
See accompanying Notes to Condensed Financial Information of Registrant

XL GROUP PLC
SCHEDULE II
CONDENSED FINANCIAL INFORMATION OF REGISTRANT
STATEMENT OF CASH FLOWS – PARENT COMPANY ONLY
FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

(U.S. dollars in thousands)	2015	2014	2013
Net income (loss)	$1,207,152	$188,340	$1,059,916
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in (earnings) loss of subsidiaries	(1,253,609)	(197,843)	(1,071,836)
Share based compensation (1)	74,431	81,287	46,489
Amounts due to (from) subsidiaries	(200,199)	(23,819)	104,590
Dividends received from subsidiaries	764,277	858,521	617,719
Other	(30,584)	(10,632)	(16,570)
Total adjustments	$(645,684)	$707,514	$(319,608)
Net cash provided by (used in) operating activities	$561,468	$895,854	$740,308
Cash flows provided by (used in) investing activities:
Purchase of Catlin Group Limited	$(2,287,579)	$—	$—
Proceeds from sale of subsidiary	2,317,699	—	—
Returns of capital from subsidiaries	65,037	79,086	84,589
Net cash provided by (used in) investing activities	$95,157	$79,086	$84,589
Cash flows provided by (used in) financing activities:
Proceeds from issuance of ordinary shares and exercise of stock options	$9,976	$6,367	$12,623
Dividends paid	(208,516)	(169,620)	(160,155)
Buybacks of ordinary shares	(468,971)	(801,953)	(675,617)
Net cash provided by (used in) financing activities	$(667,511)	$(965,206)	$(823,149)
Net change in cash and cash equivalents	(10,886)	9,734	1,748
Cash and cash equivalents – beginning of period	22,443	12,709	10,961
Cash and cash equivalents – end of period	$11,557	$22,443	$12,709
____________

(1)	Includes cash collected from subsidiaries in the amounts of $60.1 million, $59.2 million and $33.9 million, respectively, for the years ended December 31, 2015, 2014 and 2013.
See accompanying Notes to Condensed Financial Information of Registrant

XL GROUP PLC
SCHEDULE II
CONDENSED FINANCIAL INFORMATION OF REGISTRANT
NOTES TO THE FINANCIAL STATEMENTS - PARENT COMPANY ONLY
FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

1. Presentation
The condensed financial information of XL Group plc reflects its directly wholly-owned subsidiaries using the equity method of accounting. To facilitate period-to-period comparisons, certain reclassifications have been made to prior year condensed financial statement amounts to conform to the current year presentation. There has been no effect on net income from this change in presentation.
2. Dividends and Returns of Capital
For the indicated years ended December 31, XL Group plc received dividends and/or returns of capital from XLIT Ltd. a wholly-owned subsidiary.

(U.S. dollars in million)	2015	2014	2013
Dividends and returns of capital	$829	$940	$702
3. Commitments and Guarantees
See Item 8, Note 17, "Commitments and Contingencies," to the Consolidated Financial Statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2015.